Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Profit for the year		€ 679	€ 4,259	€ 1,645
Adjustments, total	[1]	2,559	(446)	1,713
Change in net working capital	[2]	(1,282)	(1,843)	(268)
Cash flows from operations		1,956	1,970	3,090
Interest received		178	65	41
Interest paid		(241)	(180)	(192)
Income taxes paid, net		(576)	(381)	(314)
Net cash flows from operating activities		1,317	1,474	2,625
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets		(652)	(601)	(560)
Proceeds from sale of property, plant and equipment and intangible assets		189	33	103
Acquisition of businesses, net of cash acquired		(19)	(20)	(33)
Proceeds from disposal of businesses, net of cash disposed		17	0	0
Purchase of interest-bearing financial investments		(1,855)	(3,595)	(1,845)
Proceeds from interest-bearing financial investments		3,382	2,397	398
Purchase of other non-current financial assets		(83)	(115)	(77)
Proceeds from other non-current financial assets		34	49	277
Other		30	(28)	(58)
Net cash flows from/(used in) investing activities		1,043	(1,880)	(1,795)
Cash flow from financing activities
Acquisition of treasury shares		(300)	(300)	0
Proceeds from long-term borrowings		496	8	17
Repayment of long-term borrowings		(798)	(2)	(927)
(Repayment of)/proceeds from short-term borrowings		(40)	27	(67)
Payment of principal portion of lease liabilities		(239)	(217)	(226)
Dividends paid		(621)	(353)	(9)
Net cash flows used in financing activities		(1,502)	(837)	(1,212)
Translation differences		(91)	19	133
Net increase/(decrease) in cash and cash equivalents		767	(1,224)	(249)
Cash and cash equivalents at 1 January		5,467	6,691	6,940
Cash and cash equivalents at 31 December		€ 6,234	€ 5,467	€ 6,691

[1]

(1) Adjustments
EURm	2023	2022	2021
Depreciation and amortization	1 087	1 140	1 095
Share-based payments	202	149	108
Impairment charges	25	152	40
Restructuring charges	316	125	183
Loss/(gain) from other non-current financial assets	56	(27)	(188)
Gain on sale of property, plant and equipment	(143)	(35)	(59)
Financial income and expenses	148	28	240
Income tax expense/(benefit)	825	(2 030)	273
Other adjustments, net	43	52	21
Total	2 559	(446)	1 713
Restructuring charges in adjustments represent the non-cash portion recognized in the consolidated income statement.

[2]

(2) Change in net working capital
EURm	2023	2022	2021
Decrease/(increase) in receivables	304	(451)	239
Decrease/(increase) in inventories	443	(991)	(48)
Decrease in non-interest-bearing liabilities	(2 029)	(401)	(459)
Total	(1 282)	(1 843)	(268)